Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Related Party Transactions

27. Related Party Transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control or exercise significant influence over the other party. Parties are also considered to be related if they are subject to common control. Members of key management of the Group and their close family members are also considered as related parties.

Names of related parties	Nature of relationship
Hangzhou Simo Company Limited	Entity controlled by a director of the Company
Frontage Laboratories (Suzhou) Company Limited	Entity controlled by a director of the Company
Shanghai Tigermed Consulting Company Limited	Entity controlled by a director of the Company
Hangzhou Tigermed Consulting Company Limited	Entity controlled by a director of the Company
Beijing Medical Development (Suzhou) Company Limited	Entity controlled by a director of the Company

As the former director Xiaoping Ye resigned on February 2, 2021, the above companies were no longer considered as related parties for the year ended December 31, 2021 or 2022.

In addition to other related party transactions and balances disclosed elsewhere in this financial information, the following is a summary of significant transactions and balances with related parties during the years ended December 31, 2020, 2021 and 2022 and at December 31, 2021 and 2022.

(a)
Interests in subsidiaries of the Company are set out in Note 1.1.
(b)
Significant transactions with related parties

	Year Ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Purchase of clinical trials related services
Hangzhou Simo Company Limited	5,948	—	—
Frontage Laboratories (Suzhou) Company Limited	2,157	—	—
Hangzhou Tigermed Consulting Company Limited	1,069	—	—
Beijing Medical Development (Suzhou) Company Limited	301	—	—
Shanghai Tigermed Consulting Company Limited	34	—	—

(c)
Balances with related parties

The Group had no balances with related parties at December 31, 2021 or December 31, 2022.

(d)
Key management personnel compensation

	Year Ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Wages, salaries and bonuses	8,013	18,100	18,254
Share-based compensation expenses	1,148	28,266	18,293
Contributions to defined benefit plan (i)	971	—	—
Welfare, housing funds and other	180	308	487
	10,312	46,674	37,034

(i)
The defined benefit plan was established in 2018 for one founder and subsequently terminated in 2020. The aggregate value of the benefits under this plan was fully funded and rolled over into an individual retirement account for the benefit of the founder following termination. The Group will have no further obligations with respect to such plan and is no longer subject to actuarial risk and investment risk. The benefit obligation was determined using certain assumptions, including life annuity factor and specified interest rate, which were published by the U.S. Internal Revenue Service.
(e)
Shares repurchase from key management personnel

In March 2021, the Group repurchased 20,765 ordinary shares from one of the co-founders (see Note 19).

(f)
Share surrender from key management personnel

In May 2022, a related party surrendered 60,540 ordinary shares for no consideration. The surrendered shares were cancelled. In relation to the share surrender, the Group did not enter into any agreement or commitment for future consideration or compensation (see Note 19).